Significant accounting policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies Details Narrative
Significant accounting policies
2.	Significant accounting policies

2.1	Basis of preparation -

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for some available-for-sale financial investments and derivative financial instruments that have been measured at fair value. The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in fair values attributable to the risks that are being hedged in effective hedge relationships. The consolidated financial statements are presented in Soles and all values are rounded to the nearest thousand (S/000), except when otherwise indicated.

The consolidated financial statements provide comparative information in respect of the previous period, there are certain standards and amendments applied for the first time by the Group during 2017 that did not require the restatement of previous financial statements, as explained in Note 2.3.20.

2.2	Basis of consolidation -

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2017 and 2016. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if it has: i) power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee), ii) exposure, or rights, to variable returns from its involvement with the investee, and iii) the ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights result in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including: i) the contractual arrangement with the other vote holders of the investee, ii) rights arising from other contractual arrangements, and iii) the Group’s voting rights and potential voting rights.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group losses control over a subsidiary it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in the consolidated statement of profit or loss. Any investment retained is recognized at fair value.

2.3	Summary of significant accounting policies -

2.3.1	Cash and cash equivalents -

Cash and cash equivalents presented in the statements of cash flows comprise cash at banks and on hand and short-term deposits with original maturity of three months or less.

2.3.2	Financial instruments-initial recognition and subsequent measurement –

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets -

Initial recognition and measurement -

Financial assets are classified, at initial recognition, as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale financial assets or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial assets are recognized initially at fair value plus, in the case of assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

The Group’s financial assets include cash and cash equivalents, trade and other receivables, call options, available-for-sale financial investments and derivatives financial instruments.

Subsequent measurement -

For purpose of subsequent measurement, financial assets are classified in four categories:

-	Financial assets at fair value through profit or loss

-	Loans and receivables

-	Held-to-maturity investments

-	Available for sale financial investments

Financial assets at fair value through profit or loss -

Financial assets at fair value through profit or loss includes financial assets held for trading and financial assets designated upon initial recognition as at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are classified as held for trading unless they are designated as effective hedging instruments as defined by the International Accounting Standard (IAS) 39.

Financial assets at fair value through profit and loss are carried in the consolidated statement of financial position at fair value with net changes in fair value presented as finance costs (negative net changes in fair value) or finance income (positive net changes in fair value) in the consolidated statement of profit or loss.

The Group has not designated any financial assets at fair value through profit or loss as of December 31, 2017 and 2016.

Loans and receivables -

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate method (EIR), less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income in the consolidated statement of profit or loss. The losses arising from impairment are recognized in the consolidated statement of profit or loss in finance costs for loans and in selling and distribution expenses for receivables.

This category applies to trade and other receivables. For more information on receivables, refer to Note 7.

Held-to-maturity investments -

Non-derivative financial assets with fixed or determinable payments and fixed maturities are classified as held-to-maturity when the Group has the positive intention and ability to hold them to maturity. After initial measurement, held-to-maturity investments are measured at amortized cost using the EIR, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance income in the consolidated statement of profit or loss. The losses arising from impairment are recognized in the consolidated statement of profit or loss as finance costs.

The Group did not have any held-to-maturity investments during the years ended December 31, 2017 and 2016.

Available-for-sale (AFS) financial investments -

AFS financial investments include equity and debt securities. Equity investments classified as AFS are those that are neither classified as held for trading nor designated at fair value through profit or loss.

After initial measurement, AFS financial investments are subsequently measured at fair value with unrealized gains or losses recognized in OCI and credited in the unrealized gain on available-for-sale investments until investment is derecognized, at which time the cumulative gain or loss is recognized in other operating income, or the investment is determined to be impaired, when the cumulative loss is reclassified from the AFS reserve to the consolidated statement of profit or loss in finance costs. Interest earned whilst holding AFS financial investments is reported as interest income using EIR method.

Investments in equity instruments that do not have an active market price and whose fair value cannot be measured reliably are measured at cost.

The Group evaluates whether the ability and intention to sell its AFS financial investments in the near term is still appropriate. When, in rare circumstances, the Group is unable to trade these financial assets due to inactive markets, the Group may elect to reclassify these financial assets if the management has the ability and intention to hold the assets for foreseeable future or until maturity.

The Group has classified equity securities as available-for-sale financial investments as of December 31, 2017 and 2016. See note 9.

Derecognition -

A financial asset is primarily derecognized when:

(i)	The rights to receive cash flow from such asset have expired; or

(ii)	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets -

Further disclosures relating to impairment of financial assets are also provided in the following notes:

-	Disclosures for significant assumptions, note 3

-	Financial assets, note 30

-	Trade and other receivables, note 7

The Group assesses, at each reporting date, whether there is any objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that has occurred since the initial recognition of the asset (an incurred “loss event”), has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and where observable data indicate that there is a measurable decrease in the estimated future cash flows, such as economic conditions that correlate with defaults.

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial assets, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the assets carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate.

The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in the consolidated statement of profit or loss. Interest income (recorded as finance income in the consolidated statement of profit or loss) continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans together with the associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Group. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If write-off is later recovered, the recovery is credited to finance costs in the consolidated statement of profit or loss.

Available-for-sale (AFS) financial investments

For AFS financial investments, the Group assesses at each reporting date whether there is objective evidence that an investment or a group of investments is impaired.

In the case of equity investments classified as AFS, objective evidence would include a significant or prolonged decline in the fair value of the investment below its cost. “Significant” is evaluated against the original cost of the investment and “prolonged” against the period in which the fair value has been below its original cost. Where there is evidence of impairment, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that investment previously recognized in the consolidated statement of profit or loss – is removed from OCI and recognized in the consolidated statement of profit or loss. Impairment losses on equity investment are not reversed through profit or loss; increases in their fair value after impairment are recognized in OCI.

The determination of what is “significant” or “prolonged” requires judgment. In making this judgment, the Group evaluates, among others factors the duration or extent to which the fair value of an investment is less than its cost.

(ii)	Financial liabilities -

Initial recognition and measurement -

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, interest-bearing loans and borrowings.

Subsequent measurement -

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss -

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

The Group has not classified any financial liability as fair value through profit or loss as of December 31, 2017 and 2016.

Loans and borrowings -

This is the Group’s most relevant category. After their initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statement of profit or loss.

This category includes trade and other payables and interest-bearing loans and borrowings. For more information refer to notes 12 and 14.

Derecognition -

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amount is recognized in the consolidated statement of profit or loss.

(iii)	Offsetting of financial instruments -

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

(iv)	Fair value measurement –

The Group measures financial instruments such as derivative financial instruments and some available-for-sale investments at fair value at each statement of financial position date. Fair value related disclosures for financial instruments that are measured at fair value or where fair values are disclosed are summarized in note 30.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or

-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

-	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

-	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s financial management determines the policies and procedures for both recurring and non-recurring measurement.

At each reporting date, the financial management analyses the movements in the values of assets and liabilities which are required to be re-measured or re-assessed as per the Group’s accounting policies. For this analysis, the financial management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

Financial management also compares the changes in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained previously.

(v)	Derivative financial instruments and hedge accounting -

Initial recognition and subsequent measurement:

The Group uses derivative financial instruments, such as cross currency swaps, to hedge its foreign currency risk. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss, except for the effective portion of cash flows hedges, which is recognized in other comprehensive income (OCI) and later reclassified to profit or loss when the hedges item affects profit or loss.

For the purpose of hedge accounting, the cross currency swap instrument was classified as cash flow hedge.

At inception of the hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.

Hedges that meet the strict criteria for hedge accounting and are between a range of 80 and 125 of effectiveness, are accounted for as described below:

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognized directly in other comprehensive income in the caption “Unrealized gain on cash flow hedge”, while any ineffective portion is recognized immediately in the consolidated statements of profit or loss as finance costs.

Amounts recognized as other comprehensive income are transferred to the consolidated statements of profit or loss when the hedged transaction affects profit or loss, such as when the hedged financial income or financial expense is recognized or when a forecast sale occurs.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its designation as a hedge is revoked, or when the hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss previously recognized in OCI hedge reserve remains separately in equity until the forecast transaction occurs or the foreign currency firm commitment is met.

2.3.3	Foreign currencies -

The Group’s consolidated financial statements are presented in Soles, which is also the parent company’s functional currency. Each subsidiary determines its own functional currency and items included in financial statements of each subsidiary are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

2.3.4	Non-current assets held for distribution to equity holders of the parent and discontinued operations –

The Group classifies non-current assets and disposal groups as held for distribution to equity holders of the parent if their carrying amounts will be recovered principally through a distribution rather than through continuing use. Such non-current assets and disposal groups classified as held for distribution are measured at the lower of their carrying amount and fair value less costs to distribute. Costs to distribute are the incremental costs directly attributable to the distribution, excluding finance costs and income tax expense.

The criteria for held for distribution classification is regarded as met only when the distribution is highly probable and the asset or disposal group is available for immediate distribution in its present condition. Actions required to complete the distribution should indicate that it is unlikely that significant changes to the distribution will be made or that the decision to distribute will be withdrawn. Management must be committed to the distribution expected within one year from the date of the classification.

Assets and liabilities classified as held for distribution are presented separately as current items in the statement of financial position.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit or loss.

Additional disclosures are provided in note 1.1. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

2.3.5	Inventories -

Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and conditions are accounted for as follows:

Raw materials

-	Purchase cost determined using the weighted average method.

Finished goods and work in progress

-	Cost of direct materials and supplies, services provided by third parties, direct labor and a proportion of manufacturing overheads based on normal operating capacity, excluding borrowing costs and exchange currency differences.

Inventory in transit

-	Purchase cost.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated cost of completion and the estimated costs necessary to make the sale.

2.3.6	Borrowing costs -

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant general borrowings of the Group during the period. All other borrowing costs are recognized in the consolidated statement of profit or loss in the period in which they are incurred.

2.3.7	Leases -

The determination of whether an agreement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Group as a lessee:

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between financial charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the consolidated statement of profit or loss.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than financial lease. Operating lease payments are recognized as an operating expense in the consolidated statement of profit or loss on a straight-line basis over the lease term.

Group as a lessor:

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

2.3.8	Property, plant and equipment -

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the cost of replacing component parts of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. The capitalized value of a finance lease is also included within property, plant and equipment. When significant parts of plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciated them separately based on their specific useful lives. Likewise, when major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred.

The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. Refer to significant accounting judgments, estimates and assumptions (note 3) and decommissioning provisions (note 13).

Depreciation of assets is determined using the straight-line method over the estimated useful lives of such assets as follows:

Years
Buildings and other constructions:
Administrative facilities	Between 35 and 48
Main production structures	Between 30 and 49
Minor production structures	Between 20 and 35
Machinery and equipment:
Mills and horizontal furnaces	Between 42 and 49
Vertical furnaces, crushers and grinders	Between 23 and 36
Electricity facilities and other minors	Between 12 and 35
Furniture and fixtures	10
Transportation units:
Heavy units	Between 11 and 21
Light units	Between 8 and 11
Computer equipment	4
Tools	Between 5 and 10

The asset’s residual value, useful lives and methods of depreciation are reviewed at each reporting period, and adjusted prospectively if appropriate.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of profit or loss when the asset is derecognized.

2.3.9	Mining concessions –

Mining concessions correspond to the exploration rights in areas of interest acquired. Mining concessions are stated at cost, net of accumulated amortization and/or accumulated impairment losses, if any, and are presented within the property, plant and equipment caption. Those mining concessions are amortized starting from the production phase following the units-of-production method based on proved reserves to which they relate. The unit-of-production rate for the amortization of mining concessions takes into account expenditures incurred to the date of the calculation. In the event the Group abandons the concession, the costs associated are written-off in the consolidated statement of profit or loss. As of December 31, 2017, the Company has recognized an impairment on the brine project. See note 1.2.

As of December 31, 2017 and 2016, no amortization under units-of-production method was determined since the mining concessions of the Group are not yet on production phase.

2.3.10	Mine development costs and stripping costs -

Mine development costs –

Mine development costs incurred are stated at cost and are the next step in development of mining projects after exploration and evaluation stage. Mine development costs are, upon commencement of the production phase, presented net of accumulated amortization and/or accumulated impairment losses, if any, and are presented within the property, plant and equipment caption. The amortization is calculated using the unit of-production method based on proved reserves to which they relate. The unit-of-production rate for the amortization of mine development costs takes into account expenditures incurred to the date of the calculation. Expenditures that increase significantly the economic reserves in the mining unit under exploitation are capitalized.

As of December 31, 2017 and 2016, no amortization under units-of-production method was determined since the projects of the Group are not yet on production phase.

Stripping costs -

Stripping costs incurred in the development of a mine before production commences are capitalized as part of mine development costs and subsequently amortized over the life of the mine on a units-of-production basis, using the proved reserves.

Stripping costs incurred subsequently during the production phase of its operation are recorded as part of cost of production.

2.3.11	Exploration, evaluation and intangible assets -

Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes:

-	Researching and analyzing historical exploration data.

-	Gathering exploration data through geophysical studies.

-	Exploratory drilling and sampling.

-	Determining and examining the volume and grade of the resource.

-	Surveying transportation and infrastructure requirements.

-	Conducting market and finance studies.

License costs paid in connection with a right to explore in an existing exploration area are capitalized and amortized over the term of the license.

Once the legal right to explore has been acquired, exploration and evaluation costs are charged to the consolidated statement of profit or loss, unless management concludes that a future economic benefit is more likely than not to be realized, in which case such costs are capitalized. These costs include directly attributable employee remuneration, materials and fuel used, surveying costs, drilling costs and payments made to contractors.

In evaluating if costs meet the criteria to be capitalized, several different sources of information are used, including the nature of the assets, extension of the explored area and results of sampling, among others. The information that is used to determine the probability of future benefits depends on the extent of exploration and evaluation that has been performed.

Exploration and evaluation costs are capitalized when the exploration and evaluation activity is within an area of interest for which it is expected that the costs will be recouped by future exploitation and active and significant operations in relation to the area are continuing or planned for the future.

The main estimates and assumptions the Group uses to determine whether is likely that future exploitation will result in future economic benefits include: expected operational costs, committed capital expenditures, expected mineral prices and mineral resources found. For this purpose, the future economic benefit of the project can reasonably be regarded as assured when mine-site exploration is being conducted to confirm resources, mine-site exploration is being conducted to convert resources to reserves or when the Group is conducting a feasibility study, based on supporting geological information.

As the capitalized exploration and evaluation costs asset is not available for use, it is not amortized. These exploration costs are transferred to mine development assets once the work completed to date supports the future development of the property and such development receives appropriate approvals. In this phase, the exploration costs are amortized in accordance with the estimated useful life of the mining property from the time the commercial exploitation of the reserves begins. All capitalized exploration and evaluation costs are monitored for indications of impairment. Where a potential impairment is indicated, assessment is performed for each area of interest in conjunction with the group of operating assets (representing a cash generating unit) to which the exploration is attributed.

Exploration areas in which resources have been discovered but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of resources exist or to ensure that additional exploration work is under way or planned. To the extent that capitalized expenditure is no longer expected to be recovered it is charged to the consolidated statement of profit or loss. The Group assesses at each reporting date whether there is an indication that an exploration and evaluation assets may be impaired. The following facts and circumstances are considered in this assessment:

(i)	the period for which the entity has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed.

(ii)	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned.

(iii)	exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area.

(iv)	sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

If any indication exists, the Group exploration and evaluation assess for impairment is required. As of December 31, 2017, the Company has recognized an impairment on the brine project. See note 1.2.

Intangible assets includes software licenses with defined useful lives between one and ten years and are amortized using the straight-line method over the estimated useful lives of such assets.

2.3.12	Ore reserve and resource estimates -

Ore reserves are estimates of the amount of ore that can be economically and legally extracted from the Group’s mining properties and concessions. The Group estimates its ore reserves and mineral resources, based on information compiled by appropriately qualified persons relating to the geological data on the size, depth and shape of the ore body, and requires complex geological judgments to interpret the data. The estimation of recoverable reserves is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements, and production costs along with geological assumptions and judgments made in estimating the size and grade of the ore body. Changes in the reserve or resource estimates may impact upon the carrying value of exploration and evaluation assets, provision for rehabilitation and depreciation and amortization charges.

2.3.13	Impairment of non-financial assets –

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU) fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset of CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Group supports its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated.

Impairment losses of continuing operations, including impairment on inventories, are recognized in the consolidated statement of profit or loss in expense categories consistent with the function of the impaired asset.

An assessment is made at each reporting date to determine whether there is any indication that previously recognized impairment losses may no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of profit or loss.

Exploration and evaluation assets are tested for impairment annually as of December 31, either individually or at the cash-generating unit level, as appropriate, and when circumstances indicate that the carrying value may be impaired. As a result of the analysis performed, on December 31, 2017, the Company recognized an impairment charge on the brine project. See note 1.2.

2.3.14	Provisions -

General -

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in profit or loss net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as finance cost in the consolidated statement of profit or loss.

Rehabilitation provision -

The Group records the present value of estimated costs of legal and constructive obligations required to restore operating locations in the period in which the obligation is incurred. Rehabilitation costs are provided at the present value of expected costs to settle the obligation using estimated cash flows and are recognized as part of the cost of that particular asset. The cash flows are discounted at a current risk free pre-tax rate. The unwinding of the discount is expensed as incurred and recognized in the consolidated statement of profit or loss as a finance cost. The estimated future costs of rehabilitation are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to or deducted from the cost of the asset.

As of December 31, 2017 and 2016, the Group only has a rehabilitation provision for the closing of the quarries exploited in operations and for the Bongara mine (fully impaired in 2011), accordingly, changes in estimated future costs have been recorded directly to the consolidated statement of profit or loss.

Environmental expenditures and liabilities -

Environmental expenditures that relate to current or future revenues are expensed or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations and do not contribute to current or future earnings are expensed.

Liabilities for environmental costs are recognized when a clean-up is probable and the associated costs can be reliably estimated. Generally, the timing of recognition of these provisions coincides with the commitment to a formal plan of action or, if earlier, on divestment or on closure of inactive sites.

The amount recognized is the best estimate of the expenditure required. Where the liability will not be settled for a number of years, the amount recognized is the present value of the estimated future expenditure.

2.3.15	Employees benefits -

The Group has short-term obligations for employee benefits including salaries, severance contributions, legal bonuses, performance bonuses and profit sharing. These obligations are monthly recorded on an accrual basis.

Additionally, the Group has a long-term incentive plan for key management. This benefit is settled in cash, measured on the salary of each officer and upon fulfilling certain conditions such as years of experience within the Group and permanency. According to IAS 19 “Employee benefits”, the Group recognizes the long-term obligation at its present value at the end of the reporting period using the projected credit unit method. To calculate the present value of these long-term obligations the Group uses a government bond discount rate at the date of the consolidated financial statements. This liability is annually reviewed on the date of the consolidated financial statements, and the accrual updates and the effect of changes in discount rates are recognized in the consolidated statement of profit or loss, until the liability is extinguished.

2.3.16	Revenue recognition -

Revenue is recognized to the extent it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured, regardless of when the payment is received. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty.

The Group has concluded that it is acting as a principal in all of its revenue arrangements.

The following specific recognition criteria must also be met before revenue is recognized:

Sales of goods -

Revenue from sales of goods is recognized when the significant risks and rewards of ownership have passed to the buyer, on delivery of the goods. Revenue from the sale of goods is measured at fair value of the consideration received or receivable, net of returns and trade discounts.

Operating lease income -

Income from operating lease of land and office was recognized on a monthly accrual basis during the term of the lease.

Interest income -

For all financial instruments measured at amortized cost and interest-bearing financial assets, interest income is recorded using the effective interest rate (EIR). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statement of profit or loss.

2.3.17	Taxes –

Current income tax -

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in Peru, where the Group operates and generates taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax -

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except in respect of deductible temporary differences associated with investments in subsidiaries, where deferred assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

 The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax related to items recognized outside profit or loss is recognize outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Mining royalties –

Mining royalties are accounted for under IAS 12 when they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is based on taxable net income, rather than based on quantity produced or as a percentage of revenue, after adjustment for temporary differences. For such arrangements, current and deferred tax is provided on the same basis as described above for income tax. Obligations arising from royalty arrangements that do not satisfy these criteria are recognized as current provisions and included in results of the year.

Sales tax -

Expenses and assets are recognized net of the amount of sales tax, except:

(i)	When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable.

(ii)	When receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position.

2.3.18	Treasury shares -

Own equity instruments which are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the consolidated statement of profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. On January, 2017 and October, 2015, the Company acquired 7,911,845 and 37,276,580, respectively of its investment shares which are presented as a reduction of equity, for further details, see note 16(c).

2.3.19	Current versus non-current classification -

The Group presents assets and liabilities in statement of financial position based on current/non-current classification. An asset is current when it is:

-	Expected to be realized or intended to sold or consumed in normal operating cycle.

-	Held primarily for the purpose of trading.

-	Expected to be realized within twelve months after the reporting period, or

-	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when it is:

-	Expected to be settled in normal operating cycle.

-	Held primarily for the purpose of trading.

-	Due to be settled within twelve months after the reporting period, or

-	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

2.3.20	New amended standards and interpretations -

The Group applied for the first time certain standards and amendments in 2017, although these new standards and amendments did not have a material impact on the consolidated financial statements of the Group. A summary of the new standards related to the Group is described below:

-	Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Group has provided the information for both the current and the comparative period in note 29.

-	Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealized Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of deductible temporary difference related to unrealized losses. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount. The Group applied amendments retrospectively. However, their application has no effect on the Group’s financial position and performance as the Group has no deductible temporary differences or assets that are in the scope of the amendments.